American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
November 30, 2023

Avantis U.S. Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense†
AAR Corp.(1)	24	1,663
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	1,125,725	17,910,285
Hub Group, Inc., Class A(1)	433,713	32,767,017
Radiant Logistics, Inc.(1)	358,555	2,154,915
		52,832,217
Automobile Components — 2.4%
American Axle & Manufacturing Holdings, Inc.(1)	1,763,621	12,274,802
Dana, Inc.	1,765,104	23,317,024
Goodyear Tire & Rubber Co.(1)	4,761,236	66,133,568
LCI Industries	268,754	29,162,497
Modine Manufacturing Co.(1)	269,262	13,247,690
Motorcar Parts of America, Inc.(1)	83,593	805,837
Patrick Industries, Inc.	239,762	19,670,074
Phinia, Inc.	375,966	9,587,133
Standard Motor Products, Inc.	106,479	3,830,050
		178,028,675
Automobiles — 1.4%
Harley-Davidson, Inc.	805,532	24,157,905
Thor Industries, Inc.	562,377	55,714,689
Winnebago Industries, Inc.	428,939	27,722,328
		107,594,922
Banks — 16.9%
1st Source Corp.	82,141	3,969,875
ACNB Corp.	40,206	1,571,250
Amalgamated Financial Corp.	218,309	4,584,489
Amerant Bancorp, Inc.	278,336	5,764,339
American National Bankshares, Inc.	22,992	934,625
Ameris Bancorp	568,871	24,222,527
Ames National Corp.(2)	5,545	102,472
Arrow Financial Corp.	145,845	3,595,079
Associated Banc-Corp.	1,386,120	24,589,769
Atlantic Union Bankshares Corp.	5,755	175,930
Axos Financial, Inc.(1)	575,138	22,010,531
Banc of California, Inc.(2)	498,928	5,767,608
BancFirst Corp.	5,890	510,251
Bancorp, Inc.(1)	519,294	20,257,659
Bank of Hawaii Corp.(2)	395,769	22,982,306
Bank of Marin Bancorp	124,626	2,396,558
Bank of NT Butterfield & Son Ltd.	191,724	5,316,507
Bank OZK	773,375	32,373,477
Bank7 Corp.	8,118	193,208
BankFinancial Corp.	55,742	497,776
BankUnited, Inc.	772,696	21,318,683
Bankwell Financial Group, Inc.	35,439	955,435
Banner Corp.	295,920	13,357,829
Bar Harbor Bankshares	93,938	2,439,570
Baycom Corp.	50,273	1,050,706
BCB Bancorp, Inc.	136,066	1,575,644

Berkshire Hills Bancorp, Inc.	379,039	7,933,286
Bridgewater Bancshares, Inc.(1)	181,916	1,886,469
Brookline Bancorp, Inc.	723,642	6,896,308
Business First Bancshares, Inc.	196,543	3,976,065
Byline Bancorp, Inc.	247,769	4,952,902
C&F Financial Corp.	540	31,504
Cadence Bank	1,358,114	34,020,756
California BanCorp(1)	315	7,214
Cambridge Bancorp	62,190	3,633,762
Camden National Corp.	120,601	4,070,284
Capital Bancorp, Inc.	1,515	32,073
Capital City Bank Group, Inc.	15,854	423,936
Capstar Financial Holdings, Inc.	124,230	2,041,099
Carter Bankshares, Inc.(1)	210,035	2,631,739
Cathay General Bancorp	713,901	26,185,889
CB Financial Services, Inc.	19,821	435,666
Central Pacific Financial Corp.	289,704	5,090,099
Central Valley Community Bancorp	74,480	1,281,801
Chemung Financial Corp.	4,985	230,307
Citizens Financial Services, Inc.	3,714	211,475
City Holding Co.	49,544	4,769,601
Civista Bancshares, Inc.	60,205	942,208
CNB Financial Corp.	194,257	3,951,187
Coastal Financial Corp.(1)	63,246	2,471,021
Codorus Valley Bancorp, Inc.	42,388	856,661
Colony Bankcorp, Inc.	26,333	282,553
Columbia Banking System, Inc.	573,709	12,868,293
Comerica, Inc.	40,512	1,831,953
Community Trust Bancorp, Inc.	145,182	5,776,792
ConnectOne Bancorp, Inc.	360,278	7,083,065
CrossFirst Bankshares, Inc.(1)	367,297	4,121,072
Customers Bancorp, Inc.(1)	348,476	15,705,813
CVB Financial Corp.	281,954	5,041,338
Dime Community Bancshares, Inc.	348,729	7,009,453
Eagle Bancorp, Inc.	295,516	7,015,550
Enterprise Bancorp, Inc.	21,932	592,822
Enterprise Financial Services Corp.	326,477	12,801,163
Equity Bancshares, Inc., Class A	129,208	3,259,918
Esquire Financial Holdings, Inc.	64,235	2,991,424
Evans Bancorp, Inc.	1,323	36,224
Farmers National Banc Corp.	233,846	2,878,644
FB Financial Corp.	107,223	3,598,404
Fidelity D&D Bancorp, Inc.(2)	1,144	59,294
Financial Institutions, Inc.	147,002	2,551,955
First BanCorp	1,449,443	21,741,645
First Bancorp, Inc.	19,888	497,001
First Bancorp/Southern Pines NC	58,262	1,825,931
First Bancshares, Inc.	83,262	2,135,670
First Bank	38,138	464,902
First Busey Corp.	495,792	10,758,686
First Business Financial Services, Inc.	59,957	2,097,296
First Commonwealth Financial Corp.	597,889	7,993,776
First Community Bankshares, Inc.	24,546	801,672
First Financial Corp.	103,709	3,966,869
First Foundation, Inc.	412,615	2,426,176

First Guaranty Bancshares, Inc.	3,844	36,556
First Hawaiian, Inc.	41,777	820,918
First Internet Bancorp	69,530	1,525,488
First Interstate BancSystem, Inc., Class A	62,490	1,617,866
First Merchants Corp.	209,542	6,426,653
First Mid Bancshares, Inc.	179,314	5,556,941
First of Long Island Corp.	209,366	2,382,585
First United Corp.	35,023	647,926
First Western Financial, Inc.(1)	3,274	54,348
Five Star Bancorp	45,294	1,034,968
Flushing Financial Corp.	263,782	3,727,240
FNB Corp.	1,814,542	21,756,359
Franklin Financial Services Corp.	19,728	658,126
FS Bancorp, Inc.	52,998	1,608,489
Fulton Financial Corp.	1,571,309	22,359,727
FVCBankcorp, Inc.(1)	34,263	382,375
German American Bancorp, Inc.	23,577	679,489
Great Southern Bancorp, Inc.	104,108	5,289,727
Greene County Bancorp, Inc.	4,482	112,498
Guaranty Bancshares, Inc.	29,361	877,600
Hancock Whitney Corp.	821,070	33,869,137
Hanmi Financial Corp.	336,362	5,597,064
HarborOne Bancorp, Inc.	271,038	2,989,549
Hawthorn Bancshares, Inc.	31,287	664,536
HBT Financial, Inc.	81,269	1,523,794
Heartland Financial USA, Inc.	351,242	10,863,915
Heritage Commerce Corp.	363,235	3,083,865
Heritage Financial Corp.	87,536	1,559,892
Hilltop Holdings, Inc.	312,185	9,193,848
Hingham Institution For Savings	8,454	1,378,002
Home Bancorp, Inc.	33,441	1,218,924
HomeStreet, Inc.	186,436	1,258,443
HomeTrust Bancshares, Inc.	122,336	2,823,515
Hope Bancorp, Inc.	1,087,936	10,661,773
Horizon Bancorp, Inc.	357,282	3,890,801
Independent Bank Corp.	63,582	3,625,446
Independent Bank Corp. (Michigan)	219,411	4,743,666
International Bancshares Corp.	561,399	25,189,973
Investar Holding Corp.	4,803	52,881
Kearny Financial Corp.	283,729	2,241,459
Lakeland Bancorp, Inc.	588,254	7,288,467
Lakeland Financial Corp.	80,653	4,480,274
Live Oak Bancshares, Inc.	234,589	7,882,190
Luther Burbank Corp.(1)	75,100	643,607
Macatawa Bank Corp.	204,144	1,982,238
MainStreet Bancshares, Inc.	1,734	36,102
Mercantile Bank Corp.	161,839	5,565,643
Meridian Corp.	442	5,795
Metrocity Bankshares, Inc.	81,679	1,631,946
Metropolitan Bank Holding Corp.(1)(2)	94,124	3,668,012
Mid Penn Bancorp, Inc.	79,177	1,593,041
Midland States Bancorp, Inc.	228,006	5,148,375
MidWestOne Financial Group, Inc.	92,847	1,955,358
MVB Financial Corp.	72,434	1,447,956
National Bank Holdings Corp., Class A	6,813	224,897
National Bankshares, Inc.	260	7,030
NBT Bancorp, Inc.	302,315	10,741,252
New York Community Bancorp, Inc.	2,391,148	22,500,703
Nicolet Bankshares, Inc.	3,539	260,683
Northeast Bank	71,871	3,684,826

Northfield Bancorp, Inc.	369,450	3,524,553
Northrim BanCorp, Inc.	55,443	2,737,221
Northwest Bancshares, Inc.	23,554	262,392
Norwood Financial Corp.	10,163	281,617
Oak Valley Bancorp	18,564	484,706
OceanFirst Financial Corp.	500,280	6,933,881
OFG Bancorp	514,793	17,276,453
Old National Bancorp	1,503,709	22,390,227
Old Second Bancorp, Inc.	433,233	6,104,253
OP Bancorp	70,049	646,552
Orange County Bancorp, Inc.	9,601	459,024
Origin Bancorp, Inc.	223,801	7,110,158
Orrstown Financial Services, Inc.	58,827	1,407,730
Pacific Premier Bancorp, Inc.	836,227	18,831,832
PacWest Bancorp	6,409	48,324
Park National Corp.	36,447	4,045,617
Parke Bancorp, Inc.	63,376	1,144,571
Pathward Financial, Inc.	262,852	13,034,831
PCB Bancorp	86,249	1,336,860
Peapack-Gladstone Financial Corp.	165,396	4,108,437
Penns Woods Bancorp, Inc.	1,059	21,614
Peoples Bancorp, Inc.(2)	249,228	7,334,780
Peoples Financial Services Corp.	11,343	481,851
Pinnacle Financial Partners, Inc.	59,367	4,308,263
Plumas Bancorp	801	26,906
Popular, Inc.	357,527	26,381,917
Preferred Bank	117,248	7,225,994
Premier Financial Corp.	307,913	6,149,023
Primis Financial Corp.	92,800	928,928
Provident Financial Services, Inc.	684,933	10,424,680
QCR Holdings, Inc.	165,027	8,198,541
RBB Bancorp	120,804	1,845,885
Red River Bancshares, Inc.	2,518	127,864
Republic Bancorp, Inc., Class A	84,441	3,964,505
Riverview Bancorp, Inc.	120,365	719,783
S&T Bancorp, Inc.	186,898	5,231,275
Sandy Spring Bancorp, Inc.	409,537	9,018,005
ServisFirst Bancshares, Inc.	186,864	9,559,962
Shore Bancshares, Inc.	106,714	1,274,165
Sierra Bancorp	102,288	1,916,877
Simmons First National Corp., Class A	224,854	3,595,415
SmartFinancial, Inc.	108,484	2,318,303
South Plains Financial, Inc.	103,727	2,696,902
Southern First Bancshares, Inc.(1)	61,016	1,792,650
Southern Missouri Bancorp, Inc.	68,090	2,933,998
Southside Bancshares, Inc.	110,826	3,039,957
SouthState Corp.	13,424	994,047
Summit Financial Group, Inc.	79,034	1,847,025
Synovus Financial Corp.	1,029,099	31,685,958
Territorial Bancorp, Inc.	38,108	304,483
Texas Capital Bancshares, Inc.(1)	298,220	16,366,314
Third Coast Bancshares, Inc.(1)	28,078	475,922
Timberland Bancorp, Inc.	23,198	675,990
Tompkins Financial Corp.	86,394	4,576,290
Towne Bank	512,128	13,448,481

TriCo Bancshares	141,980	4,886,952
Triumph Financial, Inc.	77,140	5,235,492
TrustCo Bank Corp. NY	190,642	5,116,831
Trustmark Corp.	373,647	8,560,253
UMB Financial Corp.	386,900	27,725,254
United Community Banks, Inc.	150,779	3,716,702
United Security Bancshares	83,790	667,806
Unity Bancorp, Inc.	45,771	1,255,499
Univest Financial Corp.	255,635	4,828,945
Valley National Bancorp	2,810,611	25,576,560
Veritex Holdings, Inc.	354,963	6,793,992
Virginia National Bankshares Corp.	1,106	38,975
WaFd, Inc.	652,797	17,449,264
Washington Trust Bancorp, Inc.	162,149	4,335,864
West BanCorp, Inc.	96,133	1,702,515
Westamerica BanCorp	169,569	8,598,844
Western Alliance Bancorp	199,563	10,221,617
Western New England Bancorp, Inc.	3,560	27,946
Wintrust Financial Corp.	275,510	23,602,942
WSFS Financial Corp.	291,195	11,231,391
Zions Bancorp NA	250,787	8,935,541
		1,260,998,503
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	26,947	19,793,110
Biotechnology — 0.5%
Catalyst Pharmaceuticals, Inc.(1)	811,344	11,707,694
Eagle Pharmaceuticals, Inc.(1)	91,911	537,679
Entrada Therapeutics, Inc.(1)	142,390	1,846,798
Ironwood Pharmaceuticals, Inc.(1)	795,408	7,874,539
Organogenesis Holdings, Inc.(1)	188,993	481,932
Point Biopharma Global, Inc.(1)	665,345	9,048,692
Puma Biotechnology, Inc.(1)	6,082	23,720
Vanda Pharmaceuticals, Inc.(1)	172,547	641,875
Voyager Therapeutics, Inc.(1)	355,475	2,580,749
		34,743,678
Broadline Retail — 1.4%
Dillard's, Inc., Class A(2)	26,392	9,160,399
Kohl's Corp.	1,645,770	38,593,307
Macy's, Inc.	3,091,733	49,034,886
Nordstrom, Inc.(2)	336,536	5,256,692
		102,045,284
Building Products — 1.0%
Apogee Enterprises, Inc.	224,929	10,144,298
Insteel Industries, Inc.	213,986	7,279,804
JELD-WEN Holding, Inc.(1)	551,320	8,810,094
Masonite International Corp.(1)	297,810	26,460,418
Quanex Building Products Corp.	456,212	14,046,767
UFP Industries, Inc.	86,405	9,472,580
		76,213,961
Capital Markets — 1.1%
Artisan Partners Asset Management, Inc., Class A	82,038	3,088,731
Diamond Hill Investment Group, Inc.	21,367	3,431,326
Evercore, Inc., Class A	218,591	32,253,102
Janus Henderson Group PLC	97,877	2,563,399
Open Lending Corp., Class A(1)	281,597	1,799,405

Oppenheimer Holdings, Inc., Class A	54,252	2,159,772
Patria Investments Ltd., Class A	243,012	3,441,050
Piper Sandler Cos.	1,452	224,668
Stifel Financial Corp.	95,421	5,822,589
StoneX Group, Inc.(1)	276,753	16,917,911
Virtus Investment Partners, Inc.	47,986	9,387,021
		81,088,974
Chemicals — 2.4%
AdvanSix, Inc.	412,026	10,766,239
Cabot Corp.	476,100	36,135,990
Chemours Co.	1,212,177	33,250,015
Core Molding Technologies, Inc.(1)	93,993	1,690,934
Hawkins, Inc.	149,397	9,178,952
Intrepid Potash, Inc.(1)	112,554	2,311,859
Kronos Worldwide, Inc.	155,213	1,355,010
Livent Corp.(1)(2)	1,845,019	25,387,461
LSB Industries, Inc.(1)	784,914	6,726,713
Mativ Holdings, Inc.	46,455	543,524
Orion SA	673,632	16,052,651
Rayonier Advanced Materials, Inc.(1)	771,974	2,547,514
Stepan Co.	99,746	8,236,027
Tronox Holdings PLC, Class A	1,738,671	22,168,055
Valhi, Inc.(2)	12,598	171,081
		176,522,025
Commercial Services and Supplies — 0.3%
ACCO Brands Corp.	22,456	120,813
Aris Water Solutions, Inc., Class A	128,021	1,034,410
Civeo Corp.	119,280	2,597,918
Ennis, Inc.	143,233	3,040,837
Interface, Inc.	663,607	6,709,067
Quad/Graphics, Inc.(1)	374,489	1,726,394
Steelcase, Inc., Class A	840,328	10,344,438
		25,573,877
Communications Equipment — 0.1%
Applied Optoelectronics, Inc.(1)	9,118	120,814
KVH Industries, Inc.(1)	6,727	32,222
PCTEL, Inc.	9,949	68,648
ViaSat, Inc.(1)(2)	521,086	10,656,209
		10,877,893
Construction and Engineering — 1.1%
Ameresco, Inc., Class A(1)	135,557	4,061,288
Argan, Inc.	72,968	3,403,227
Eneti, Inc.	103,708	1,125,232
Great Lakes Dredge & Dock Corp.(1)	217,150	1,459,248
Limbach Holdings, Inc.(1)	118,071	4,500,866
MDU Resources Group, Inc.	1,229,443	23,531,539
MYR Group, Inc.(1)	170,869	21,259,521
Northwest Pipe Co.(1)	78,022	2,115,957
Sterling Infrastructure, Inc.(1)	251,559	15,976,512
Tutor Perini Corp.(1)	408,875	3,422,284
		80,855,674
Construction Materials†
US Lime & Minerals, Inc.	8,619	1,827,314
Consumer Finance — 1.7%
Atlanticus Holdings Corp.(1)	27,996	864,237

Bread Financial Holdings, Inc.	567,064	15,934,498
Consumer Portfolio Services, Inc.(1)	62,332	590,907
Encore Capital Group, Inc.(1)	62,762	2,811,738
Green Dot Corp., Class A(1)	254,435	2,040,569
LendingClub Corp.(1)	687,347	4,330,286
Medallion Financial Corp.(2)	26,663	254,098
Navient Corp.	999,167	17,115,731
Nelnet, Inc., Class A	108,049	9,065,311
OneMain Holdings, Inc.	479,174	20,269,060
Oportun Financial Corp.(1)	47,466	123,412
PRA Group, Inc.(1)	58,683	1,087,396
PROG Holdings, Inc.(1)	397,727	10,842,038
Regional Management Corp.	79,708	1,763,141
SLM Corp.	2,470,084	37,125,362
		124,217,784
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc.	478,307	23,848,387
Ingles Markets, Inc., Class A	227,500	18,568,550
Natural Grocers by Vitamin Cottage, Inc.	111,486	1,749,216
PriceSmart, Inc.	305,188	20,566,619
SpartanNash Co.	175,394	3,888,485
Sprouts Farmers Market, Inc.(1)	776,212	33,439,213
United Natural Foods, Inc.(1)	517,022	7,522,670
Village Super Market, Inc., Class A	83,682	2,105,439
Weis Markets, Inc.	206,082	12,437,049
		124,125,628
Containers and Packaging†
Myers Industries, Inc.	85,860	1,512,853
Diversified Consumer Services — 0.6%
American Public Education, Inc.(1)	126,823	998,097
Graham Holdings Co., Class B	1,403	879,891
Lincoln Educational Services Corp.(1)	73,102	676,925
Perdoceo Education Corp.	1,002,481	17,463,219
Stride, Inc.(1)	279,519	16,933,261
Universal Technical Institute, Inc.(1)	407,394	4,754,288
		41,705,681
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	155,175	4,723,527
EchoStar Corp., Class A(1)	456,650	4,781,125
Frontier Communications Parent, Inc.(1)	1,485,603	32,519,850
Shenandoah Telecommunications Co.	331,378	7,379,788
		49,404,290
Electrical Equipment — 1.3%
Atkore, Inc.(1)	280,239	36,403,046
Broadwind, Inc.(1)	22,632	50,696
Encore Wire Corp.	261,643	48,220,805
LSI Industries, Inc.	103,675	1,359,179
Powell Industries, Inc.	115,715	9,622,860
Preformed Line Products Co.	1,740	216,821
		95,873,407
Electronic Equipment, Instruments and Components — 1.8%
Bel Fuse, Inc., Class B	164,215	8,884,032
Climb Global Solutions, Inc.	27,221	1,298,169
Daktronics, Inc.(1)	263,419	2,747,460
ePlus, Inc.(1)	53,046	3,367,360

Insight Enterprises, Inc.(1)	146,741	22,219,522
Kimball Electronics, Inc.(1)	12,227	301,273
PC Connection, Inc.	77,576	4,625,857
Sanmina Corp.(1)	730,831	36,621,941
ScanSource, Inc.(1)	19,451	650,247
TTM Technologies, Inc.(1)	298,965	4,487,465
Vishay Intertechnology, Inc.	2,047,998	45,526,996
Vishay Precision Group, Inc.(1)	95,286	2,905,270
		133,635,592
Energy Equipment and Services — 4.2%
Archrock, Inc.	1,976,322	28,636,906
Bristow Group, Inc.(1)	221,886	5,713,564
ChampionX Corp.	345,041	10,116,602
Helix Energy Solutions Group, Inc.(1)	1,609,118	14,996,980
Helmerich & Payne, Inc.	651,001	23,585,766
KLX Energy Services Holdings, Inc.(1)(2)	37,062	352,089
Kodiak Gas Services, Inc.	15,725	277,232
Liberty Energy, Inc., Class A	2,153,842	42,753,764
Nabors Industries Ltd.(1)	107,623	9,343,829
Natural Gas Services Group, Inc.(1)	31,343	479,548
Newpark Resources, Inc.(1)	627,275	4,359,561
Oceaneering International, Inc.(1)	1,171,953	24,212,549
Oil States International, Inc.(1)	366,476	2,525,020
Patterson-UTI Energy, Inc.	3,190,573	37,361,610
ProFrac Holding Corp., Class A(1)(2)	67,759	546,138
ProPetro Holding Corp.(1)	1,325,337	12,073,820
Ranger Energy Services, Inc.	84,886	827,638
RPC, Inc.	793,609	5,753,665
Select Water Solutions, Inc., Class A	151,264	1,128,429
Solaris Oilfield Infrastructure, Inc., Class A	186,876	1,599,659
TechnipFMC PLC	1,579,342	32,723,966
TETRA Technologies, Inc.(1)	149,223	704,333
Transocean Ltd.(1)	4,417,917	28,097,952
US Silica Holdings, Inc.(1)	921,901	10,399,043
Weatherford International PLC(1)	199,374	18,081,228
		316,650,891
Entertainment — 0.1%
Gaia, Inc.(1)	771	2,059
Marcus Corp.(2)	284,091	3,951,706
Sphere Entertainment Co.(1)	154,334	5,281,309
		9,235,074
Financial Services — 3.6%
Alerus Financial Corp.	109,362	1,998,044
Cass Information Systems, Inc.	92,792	3,836,949
Enact Holdings, Inc.	274,372	7,602,848
Essent Group Ltd.	772,386	37,337,139
Federal Agricultural Mortgage Corp., Class C	63,695	10,563,179
Jackson Financial, Inc., Class A	942,020	44,962,615
Merchants Bancorp	178,108	5,993,334
MGIC Investment Corp.	2,794,197	49,149,925
NewtekOne, Inc.(2)	136,232	1,843,219
NMI Holdings, Inc., Class A(1)	913,234	25,113,935
PennyMac Financial Services, Inc.	257,566	20,036,059
Radian Group, Inc.	1,761,292	45,282,818
Walker & Dunlop, Inc.	158,460	13,313,809

Waterstone Financial, Inc.	133,277	1,627,312
		268,661,185
Food Products — 0.6%
B&G Foods, Inc.	120,028	1,109,059
Cal-Maine Foods, Inc.	618,096	29,619,160
Fresh Del Monte Produce, Inc.	183,373	4,180,904
John B Sanfilippo & Son, Inc.	65,237	6,004,414
Lifecore Biomedical, Inc.(1)(2)	31,696	227,260
Seaboard Corp.	1,737	6,105,538
		47,246,335
Ground Transportation — 2.9%
ArcBest Corp.	351,936	41,947,252
Covenant Logistics Group, Inc.	96,765	4,119,286
Heartland Express, Inc.	453,399	6,084,615
Hertz Global Holdings, Inc.(1)	602,355	5,023,641
Landstar System, Inc.	3,174	547,991
Marten Transport Ltd.	848,460	15,993,471
PAM Transportation Services, Inc.(1)	61,496	1,159,815
Ryder System, Inc.	667,695	71,536,842
Saia, Inc.(1)	55,923	21,831,780
Schneider National, Inc., Class B	388,948	8,957,472
Universal Logistics Holdings, Inc.	96,321	2,382,982
Werner Enterprises, Inc.	839,440	33,585,994
		213,171,141
Health Care Equipment and Supplies — 0.3%
Bioventus, Inc., Class A(1)	94,534	378,136
Enovis Corp.(1)	102,021	5,045,959
FONAR Corp.(1)	29,572	562,755
OraSure Technologies, Inc.(1)	324,063	2,372,141
QuidelOrtho Corp.(1)	137,281	9,435,323
Sensus Healthcare, Inc.(1)	19,675	47,614
Zimvie, Inc.(1)	174,452	1,648,571
		19,490,499
Health Care Providers and Services — 0.2%
Brookdale Senior Living, Inc.(1)	731,491	3,876,902
Cross Country Healthcare, Inc.(1)	387,633	7,857,321
Patterson Cos., Inc.	38,718	983,824
Premier, Inc., Class A	62,381	1,284,425
		14,002,472
Health Care Technology†
OptimizeRx Corp.(1)	2,882	27,408
Hotels, Restaurants and Leisure — 0.9%
Biglari Holdings, Inc., Class B(1)	88	12,832
BJ's Restaurants, Inc.(1)	243,301	7,281,999
Bluegreen Vacations Holding Corp.	20,123	1,499,566
Canterbury Park Holding Corp.	249	4,756
Carrols Restaurant Group, Inc.	254,262	1,919,678
Century Casinos, Inc.(1)	32,005	137,622
Cheesecake Factory, Inc.	405,365	12,708,193
Chuy's Holdings, Inc.(1)	16,336	575,027
Cracker Barrel Old Country Store, Inc.(2)	154,166	10,349,164
Full House Resorts, Inc.(1)	275,615	1,383,587
Golden Entertainment, Inc.	169,494	6,040,766
Monarch Casino & Resort, Inc.	189,763	11,932,297
ONE Group Hospitality, Inc.(1)	165,779	792,424

Playa Hotels & Resorts NV(1)	1,633,586	12,333,574
RCI Hospitality Holdings, Inc.	24,592	1,441,337
Target Hospitality Corp.(1)	190,609	2,079,544
		70,492,366
Household Durables — 6.4%
Bassett Furniture Industries, Inc.	59,885	989,300
Beazer Homes USA, Inc.(1)	442,327	11,637,623
Cavco Industries, Inc.(1)	98,937	27,977,405
Century Communities, Inc.	372,486	26,871,140
Cricut, Inc., Class A	186,939	1,289,879
Dream Finders Homes, Inc., Class A(1)(2)	191,878	4,670,310
Ethan Allen Interiors, Inc.	355,320	9,536,789
Green Brick Partners, Inc.(1)	406,070	19,268,021
Hamilton Beach Brands Holding Co., Class A	692	10,678
Hooker Furnishings Corp.	98,248	1,756,674
Hovnanian Enterprises, Inc., Class A(1)	78,144	7,064,218
KB Home	1,223,202	63,728,824
Landsea Homes Corp.(1)	116,973	1,205,992
La-Z-Boy, Inc.	552,791	19,452,715
Legacy Housing Corp.(1)	127,575	2,857,680
Lifetime Brands, Inc.	25,521	163,845
Lovesac Co.(1)	12,128	251,777
M/I Homes, Inc.(1)	454,840	47,990,168
MDC Holdings, Inc.	924,077	40,899,648
Meritage Homes Corp.	395,616	55,900,541
Skyline Champion Corp.(1)	438,020	26,364,424
Taylor Morrison Home Corp.(1)	1,324,957	59,755,561
Tri Pointe Homes, Inc.(1)	1,589,759	46,389,168
Universal Electronics, Inc.(1)	121,907	949,656
Worthington Industries, Inc.	70,609	5,062,665
		482,044,701
Household Products†
Oil-Dri Corp. of America	47,759	2,710,801
Insurance — 3.8%
Ambac Financial Group, Inc.(1)	381,879	5,632,715
American Equity Investment Life Holding Co.(1)	762,180	42,041,849
AMERISAFE, Inc.	30,214	1,455,106
Assured Guaranty Ltd.	386,863	26,271,866
Axis Capital Holdings Ltd.	552,787	31,144,020
Brighthouse Financial, Inc.(1)	700,274	36,435,256
CNO Financial Group, Inc.	1,259,589	33,379,109
Crawford & Co., Class A	37,998	424,818
Crawford & Co., Class B	6,524	67,197
Donegal Group, Inc., Class A	4,772	67,906
Employers Holdings, Inc.	224,795	8,611,896
Enstar Group Ltd.(1)	77,886	21,390,611
Genworth Financial, Inc., Class A(1)	4,773,869	28,118,088
Greenlight Capital Re Ltd., A Shares(1)	74,407	824,430
HCI Group, Inc.	995	84,346
Heritage Insurance Holdings, Inc.(1)	29,989	263,603
Horace Mann Educators Corp.	38,737	1,296,140
Investors Title Co.	2,496	377,420
National Western Life Group, Inc., Class A	12,918	6,195,860
Oscar Health, Inc., Class A(1)	46,609	396,177
Palomar Holdings, Inc.(1)	14,015	820,018

Primerica, Inc.	14,562	3,050,885
ProAssurance Corp.	208,531	2,579,528
Safety Insurance Group, Inc.	61,912	4,762,890
SiriusPoint Ltd.(1)	995,371	10,630,562
Skyward Specialty Insurance Group, Inc.(1)	44,356	1,450,441
Stewart Information Services Corp.	62,538	2,954,921
Universal Insurance Holdings, Inc.	44,270	750,819
White Mountains Insurance Group Ltd.	10,639	16,298,097
		287,776,574
Interactive Media and Services — 0.3%
Cargurus, Inc.(1)	371,798	8,038,273
Cars.com, Inc.(1)	753,616	14,032,330
		22,070,603
IT Services — 0.7%
DXC Technology Co.(1)	1,381,234	31,947,942
Kyndryl Holdings, Inc.(1)	1,002,820	18,080,845
		50,028,787
Leisure Products — 0.8%
American Outdoor Brands, Inc.(1)	18,295	157,154
Clarus Corp.	14,770	84,041
Funko, Inc., Class A(1)	20,887	135,348
JAKKS Pacific, Inc.(1)	99,755	2,936,787
Johnson Outdoors, Inc., Class A	19,206	1,009,083
Latham Group, Inc.(1)	30,521	68,978
Malibu Boats, Inc., Class A(1)	294,485	13,028,016
Marine Products Corp.	59,868	572,338
MasterCraft Boat Holdings, Inc.(1)	248,180	4,963,600
Smith & Wesson Brands, Inc.	503,798	6,927,223
Sturm Ruger & Co., Inc.	224,046	9,849,062
Vista Outdoor, Inc.(1)	820,121	23,135,614
		62,867,244
Life Sciences Tools and Services†
OmniAb, Inc.(1)	21,075	49,526
OmniAb, Inc.(1)	21,075	46,576
		96,102
Machinery — 2.1%
Commercial Vehicle Group, Inc.(1)	431,506	2,813,419
Graham Corp.(1)	27,812	515,356
Greenbrier Cos., Inc.	391,593	14,766,972
Hyster-Yale Materials Handling, Inc.	3,288	156,739
Kennametal, Inc.	918,948	21,420,678
Manitowoc Co., Inc.(1)	14,746	211,310
Mayville Engineering Co., Inc.(1)	85,297	1,083,272
Miller Industries, Inc.	3,124	124,148
Mueller Industries, Inc.	1,631,103	67,739,708
NN, Inc.(1)	1,669	4,006
Park-Ohio Holdings Corp.	48,890	1,113,225
REV Group, Inc.	9,996	157,837
Terex Corp.	516,741	25,578,679
Titan International, Inc.(1)	708,795	9,263,951
Wabash National Corp.	425,172	9,319,770
		154,269,070
Marine Transportation — 1.2%
Costamare, Inc.	419,744	4,243,612
Eagle Bulk Shipping, Inc.(2)	148,027	6,727,827

Genco Shipping & Trading Ltd.	639,746	9,928,858
Matson, Inc.	619,417	59,321,566
Pangaea Logistics Solutions Ltd.	412,296	2,886,072
Safe Bulkers, Inc.(2)	1,061,200	4,117,456
		87,225,391
Media — 0.4%
AMC Networks, Inc., Class A(1)	281,527	4,290,472
Cable One, Inc.	1,359	723,097
Cumulus Media, Inc., Class A(1)	142,490	693,926
DISH Network Corp., Class A(1)	1,841,434	6,739,648
Entravision Communications Corp., Class A	517,249	2,053,479
PubMatic, Inc., Class A(1)	226,988	3,792,969
Scholastic Corp.	292,271	11,103,375
WideOpenWest, Inc.(1)	150,588	602,352
		29,999,318
Metals and Mining — 3.5%
Alpha Metallurgical Resources, Inc.	226,830	63,639,425
Arch Resources, Inc.	272,815	45,276,378
Caledonia Mining Corp. PLC	61,734	731,548
Century Aluminum Co.(1)	86,664	681,179
Commercial Metals Co.	570,719	25,870,692
Compass Minerals International, Inc.	48,142	1,168,888
Friedman Industries, Inc.	1,817	21,804
Hecla Mining Co.	1,109,835	5,526,978
Olympic Steel, Inc.	157,525	8,904,888
Ramaco Resources, Inc., Class A	330,723	5,523,074
Ramaco Resources, Inc., Class B	75,473	1,129,076
Ryerson Holding Corp.	434,406	13,453,554
Schnitzer Steel Industries, Inc., Class A	375,159	9,615,325
SunCoke Energy, Inc.	1,484,784	13,823,339
TimkenSteel Corp.(1)	627,773	12,756,347
Tredegar Corp.	105,667	496,635
United States Steel Corp.	5,391	193,537
Warrior Met Coal, Inc.	923,793	51,704,694
		260,517,361
Oil, Gas and Consumable Fuels — 12.0%
Adams Resources & Energy, Inc.	2,367	66,300
Antero Midstream Corp.	1,509,065	20,100,746
Ardmore Shipping Corp.	259,912	3,534,803
Berry Corp.	906,657	6,509,797
California Resources Corp.	922,879	47,260,634
Callon Petroleum Co.(1)	881,291	27,557,970
Chord Energy Corp.	139,997	22,699,114
Civitas Resources, Inc.	282,789	19,424,776
CNX Resources Corp.(1)	2,166,189	45,186,703
Comstock Resources, Inc.(2)	1,269,919	12,534,101
CONSOL Energy, Inc.	386,367	41,213,768
Crescent Energy Co., Class A	536,213	6,112,828
CVR Energy, Inc.	359,642	11,425,826
Delek US Holdings, Inc.	224,842	6,102,212
DHT Holdings, Inc.	284,792	2,836,528
Dorian LPG Ltd.	491,263	20,809,901
DT Midstream, Inc.	78,721	4,509,926
EnLink Midstream LLC(1)	1,084,776	14,828,888
Epsilon Energy Ltd.	83,877	447,064

Equitrans Midstream Corp.	3,103,328	29,109,217
Evolution Petroleum Corp.	360,525	2,137,913
FutureFuel Corp.	157,885	937,837
Gran Tierra Energy, Inc.(1)(2)	172,238	1,091,989
Granite Ridge Resources, Inc.	256,980	1,518,752
Gulfport Energy Corp.(1)	121,454	16,644,056
Hallador Energy Co.(1)	317,986	4,016,163
HighPeak Energy, Inc.(2)	182,075	2,800,314
International Seaways, Inc.	418,056	19,080,076
Kimbell Royalty Partners LP	692,005	10,643,037
Kosmos Energy Ltd.(1)	5,409,281	36,729,018
Magnolia Oil & Gas Corp., Class A	1,584,848	34,074,232
Matador Resources Co.	349,059	20,203,535
Murphy Oil Corp.	548,777	23,471,192
NACCO Industries, Inc., Class A	36,827	1,274,951
Nordic American Tankers Ltd.	1,111,974	4,314,459
Northern Oil & Gas, Inc.	934,443	34,966,857
Overseas Shipholding Group, Inc., Class A(1)	786,331	3,813,705
Par Pacific Holdings, Inc.(1)	692,586	23,734,922
PBF Energy, Inc., Class A	728,344	32,338,474
Peabody Energy Corp.	1,679,592	40,041,473
Permian Resources Corp.	2,334,769	30,678,865
PHX Minerals, Inc.	52,594	173,034
Plains GP Holdings LP, Class A(1)	1,849,413	29,886,514
PrimeEnergy Resources Corp.(1)	1,349	143,992
Range Resources Corp.	347,651	11,298,657
REX American Resources Corp.(1)	121,851	5,973,136
Riley Exploration Permian, Inc.	58,800	1,452,360
Ring Energy, Inc.(1)(2)	1,165,336	1,922,804
SandRidge Energy, Inc.	431,938	5,965,064
Scorpio Tankers, Inc.	404,321	22,193,180
SFL Corp. Ltd.	1,425,648	16,195,361
SilverBow Resources, Inc.(1)	240,190	7,640,444
Sitio Royalties Corp., Class A	43,100	949,493
SM Energy Co.	1,378,541	51,626,360
Talos Energy, Inc.(1)	1,341,321	18,671,188
Teekay Corp.(1)	587,883	4,056,393
Teekay Tankers Ltd., Class A	198,406	9,858,794
VAALCO Energy, Inc.	1,146,493	5,331,192
Vital Energy, Inc.(1)	299,036	13,408,774
World Kinect Corp.	288,392	6,067,768
		899,597,430
Paper and Forest Products — 0.8%
Clearwater Paper Corp.(1)	267,286	9,373,720
Glatfelter Corp.(1)	56,127	82,507
Louisiana-Pacific Corp.	427,693	26,084,996
Mercer International, Inc.	645,304	6,182,012
Sylvamo Corp.	303,548	15,262,394
		56,985,629
Passenger Airlines — 1.3%
Alaska Air Group, Inc.(1)	660,791	24,984,508
Allegiant Travel Co.	246,861	16,907,510
JetBlue Airways Corp.(1)	4,430,778	19,584,039
SkyWest, Inc.(1)	681,302	32,211,958
Spirit Airlines, Inc.(2)	331,801	4,917,291

Sun Country Airlines Holdings, Inc.(1)	102,577	1,557,119
		100,162,425
Personal Care Products — 0.2%
Lifevantage Corp.	58,728	370,574
Medifast, Inc.	87,011	5,775,790
Nature's Sunshine Products, Inc.(1)	77,903	1,334,478
Nu Skin Enterprises, Inc., Class A	302,829	5,154,150
USANA Health Sciences, Inc.(1)	117,019	5,530,318
		18,165,310
Pharmaceuticals — 0.2%
Amphastar Pharmaceuticals, Inc.(1)	176,441	9,937,157
Assertio Holdings, Inc.(1)(2)	537,833	548,590
Harmony Biosciences Holdings, Inc.(1)	108,707	3,159,025
Ocuphire Pharma, Inc.(1)(2)	50,549	154,174
SIGA Technologies, Inc.	226,285	1,228,728
		15,027,674
Professional Services — 0.6%
Barrett Business Services, Inc.	32,738	3,599,543
IBEX Holdings Ltd.(1)	63,393	1,123,958
Kelly Services, Inc., Class A	252,425	5,247,916
Kforce, Inc.	36,317	2,531,295
Korn Ferry	492,372	25,475,327
StarTek, Inc.(1)	12,235	52,978
TrueBlue, Inc.(1)	442,948	6,174,695
		44,205,712
Real Estate Management and Development — 1.0%
Douglas Elliman, Inc.	164,266	320,319
Five Point Holdings LLC, Class A(1)	14,420	36,771
Forestar Group, Inc.(1)	220,183	6,722,187
Howard Hughes Holdings, Inc.(1)	270,708	19,899,745
Kennedy-Wilson Holdings, Inc.	753,166	8,548,434
Marcus & Millichap, Inc.	199,875	6,877,699
Offerpad Solutions, Inc.(1)(2)	28,945	299,870
Opendoor Technologies, Inc.(1)(2)	8,187,258	24,643,646
RE/MAX Holdings, Inc., Class A	262,067	2,411,016
RMR Group, Inc., Class A	51,855	1,235,705
		70,995,392
Semiconductors and Semiconductor Equipment — 1.9%
Alpha & Omega Semiconductor Ltd.(1)	195,990	4,192,226
Amkor Technology, Inc.	645,497	18,183,651
Axcelis Technologies, Inc.(1)	97,804	12,155,081
Diodes, Inc.(1)	606,921	40,311,693
Kulicke & Soffa Industries, Inc.	759,138	39,110,790
Photronics, Inc.(1)	979,455	20,695,884
SMART Global Holdings, Inc.(1)	220,199	3,668,515
Ultra Clean Holdings, Inc.(1)	205,560	5,578,898
		143,896,738
Software — 0.5%
CoreCard Corp.(1)	19,102	248,899
InterDigital, Inc.	347,760	34,748,179
		34,997,078
Specialty Retail — 5.3%
1-800-Flowers.com, Inc., Class A(1)	82,116	725,084
Aaron's Co., Inc.	488,394	4,302,751
Abercrombie & Fitch Co., Class A(1)	720,431	54,673,509

Academy Sports & Outdoors, Inc.	3,432	174,586
Advance Auto Parts, Inc.	74,123	3,764,707
American Eagle Outfitters, Inc.	2,492,440	47,431,133
Arhaus, Inc.(1)	41,225	384,217
Big 5 Sporting Goods Corp.	144,252	855,414
Buckle, Inc.	425,923	16,423,591
Build-A-Bear Workshop, Inc.	203,320	4,967,108
Caleres, Inc.	436,697	13,258,121
CarParts.com, Inc.(1)	280,418	858,079
Cato Corp., Class A	106,282	735,471
Chico's FAS, Inc.(1)	1,701,281	12,827,659
Citi Trends, Inc.(1)	71,421	1,705,534
Conn's, Inc.(1)	45,324	149,569
Container Store Group, Inc.(1)	386,824	727,229
Designer Brands, Inc., Class A	829,958	9,660,711
Destination XL Group, Inc.(1)	743,866	2,811,814
Duluth Holdings, Inc., Class B(1)	64,910	325,199
Foot Locker, Inc.	614,219	16,540,918
Gap, Inc.	2,235,930	44,875,115
Genesco, Inc.(1)	37,358	1,396,068
Guess?, Inc.	454,820	10,015,136
Haverty Furniture Cos., Inc.	191,258	5,994,026
Hibbett, Inc.	119,500	7,474,725
Lands' End, Inc.(1)	55,007	388,349
LL Flooring Holdings, Inc.(1)	20,758	72,653
ODP Corp.(1)	496,659	22,622,817
Shoe Carnival, Inc.	176,906	4,297,047
Signet Jewelers Ltd.	594,321	48,841,300
Tile Shop Holdings, Inc.(1)	7,395	49,916
Upbound Group, Inc.	660,500	19,220,550
Urban Outfitters, Inc.(1)	939,285	33,532,475
Zumiez, Inc.(1)	58,943	1,112,844
		393,195,425
Technology Hardware, Storage and Peripherals†
Eastman Kodak Co.(1)	32,277	116,843
Immersion Corp.	376,592	2,440,316
Turtle Beach Corp.(1)	54,777	619,528
		3,176,687
Textiles, Apparel and Luxury Goods — 1.2%
Carter's, Inc.	348,403	23,757,600
Columbia Sportswear Co.	8,169	639,878
Culp, Inc.(1)	18,699	95,178
G-III Apparel Group Ltd.(1)	546,884	15,733,853
Lakeland Industries, Inc.	31,131	454,824
Movado Group, Inc.	215,136	5,625,806
Oxford Industries, Inc.	191,918	17,355,145
Rocky Brands, Inc.	29,301	845,920
Steven Madden Ltd.	704,612	26,718,887
Unifi, Inc.(1)	49,385	321,002
Vera Bradley, Inc.(1)	136,108	1,022,171
		92,570,264
Trading Companies and Distributors — 4.5%
Air Lease Corp.	1,659,714	64,380,306
BlueLinx Holdings, Inc.(1)	156,198	13,721,994
Boise Cascade Co.	670,674	73,304,668

GATX Corp.	472,079	51,456,611
Global Industrial Co.	76,022	2,707,144
GMS, Inc.(1)	257,274	17,402,013
H&E Equipment Services, Inc.	457,914	20,290,169
Herc Holdings, Inc.	307,883	38,072,812
Hudson Technologies, Inc.(1)	464,065	5,731,203
Karat Packaging, Inc.	33,697	726,844
McGrath RentCorp	205,683	20,915,904
Rush Enterprises, Inc., Class A	828	32,847
Rush Enterprises, Inc., Class B	108	4,710
Textainer Group Holdings Ltd.	584,416	28,770,800
		337,518,025
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	1,555,101	30,635,490
US Cellular Corp.(1)	214,568	9,747,824
		40,383,314
TOTAL COMMON STOCKS (Cost $7,090,951,503)		7,428,933,431
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,796,445	33,796,445
State Street Navigator Securities Lending Government Money Market Portfolio(3)	22,732,848	22,732,848
TOTAL SHORT-TERM INVESTMENTS (Cost $56,529,293)		56,529,293
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $7,147,480,796)		7,485,462,724
OTHER ASSETS AND LIABILITIES — (0.1)%		(9,782,843)
TOTAL NET ASSETS — 100.0%		$7,475,679,881

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $49,355,425. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $50,899,672, which includes securities collateral of $28,166,824.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.